Net Loss Per Share - Computation of Basic and Diluted Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net Income Loss Available To Common Stockholders Diluted [Abstract]
Net loss attributable to ordinary shareholders	¥ (4,177,899)	$ (640,290)	¥ (1,564,285)	¥ (900,442)
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	93,503,437	93,503,437	57,410,827	48,676,298
Basic and diluted loss per share | (per share)	¥ (44.68)	$ (6.85)	¥ (27.25)	¥ (18.50)